Crewing costs	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Crewing costs	Crewing costs
    The following table summarizes our crew expenses, including crew benefits, during the six months ended June 30, 2021 and 2020, respectively.

	For the six months ended June 30,
In thousands of US dollars	2021	2020
Short-term crew benefits (i.e. wages, victualing, insurance)	$85,799	$87,467
Other crew related costs	11,740	8,784
	$97,539	$96,251